PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Components of net periodic pension benefit cost (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 2,080	Rp 1,361	Rp 759
Defined benefit plan actuarial gain (loss) - net of tax	$ 175	2,375	2,058	(368)
Pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		1,700	1,068	443
The company | Funded pension
Disclosure of defined benefit plans [line items]
Service costs		366	363	218
Past service cost - plan amendments		94	245	(55)
Plan administration cost		57	46	71
Net interest cost		66	(14)	(131)
Settlement				(76)
Net periodic pension benefit cost		583	640	27
Amount charged to subsidiaries under contractual agreements		(26)	(32)	(15)
Net periodic pension benefit cost		557	608	12
Experience adjustments		163	70	(991)
Changes in demographic assumptions			140	137
Changes in financial assumptions		2,699	1,470	(812)
Effect of asset ceiling				(357)
Return on plan assets (excluding amount included in net interest expense)		(1,708)	(1,188)	1,837
Defined benefit plan actuarial gain (loss) - net of tax		Rp 1,154	Rp 492	Rp (186)
Discount rate	6.75%	6.75%	8.00%	9.00%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%